Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Debt

NOTE 9—DEBT

As of March 31, 2020 and December 31, 2019, our debt consisted of the following (in millions):

	March 31,	December 31,
	2020	2019
Long-term debt
7.000% Senior Secured Notes due 2024 (“2024 CCH Senior Notes”)	$1,250	$1,250
5.875% Senior Secured Notes due 2025 (“2025 CCH Senior Notes”)	1,500	1,500
5.125% Senior Secured Notes due 2027 (“2027 CCH Senior Notes”)	1,500	1,500
4.80% Senior Secured Notes due 2039 (“4.80% CCH Senior Notes”)	727	727
3.925% Senior Secured Notes due 2039 (“3.925% CCH Senior Notes”)	475	475
3.700% Senior Secured Notes due 2029 (“2029 CCH Senior Notes”)	1,500	1,500
CCH Credit Facility	3,283	3,283
Unamortized debt issuance costs	(136)	(142)
Total long-term debt, net	10,099	10,093

Current debt
$1.2 billion CCH Working Capital Facility (“CCH Working Capital Facility”)	141	—
Total debt, net	$10,240	$10,093

Credit Facilities

Below is a summary of our credit facilities outstanding as of March 31, 2020 (in millions):

	CCH Credit Facility	CCH Working Capital Facility
Original facility size	$8,404	$350
Incremental commitments	1,566	850
Less:
Outstanding balance	3,283	141
Commitments terminated	6,687	—
Letters of credit issued	—	399
Available commitment	$—	$660
Interest rate on available balance	LIBOR plus 1.75% or base rate plus 0.75%	LIBOR plus 1.25% - 1.75% or base rate plus 0.25% - 0.75%
Weighted average interest rate of outstanding balance	2.74%	2.77%
Maturity date	June 30, 2024	June 29, 2023

Restrictive Debt Covenants

As of March 31, 2020, we were in compliance with all covenants related to our debt agreements.

Interest Expense

Total interest expense consisted of the following (in millions):

	Three Months Ended March 31,
	2020	2019
Total interest cost	$129	$133
Capitalized interest, including amounts capitalized as an Allowance for Funds Used During Construction	(30)	(121)
Total interest expense, net	$99	$12

Fair Value Disclosures

The following table shows the carrying amount and estimated fair value of our debt (in millions):

	March 31, 2020		December 31, 2019
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Senior notes (1)	$5,750	$5,043	$5,750	$6,329
4.80% CCH Senior Notes (2)	727	594	727	830
3.925% CCH Senior Notes (2)	475	350	475	495
Credit facilities (3)	3,424	3,424	3,283	3,283

(1)

Includes 2024 CCH Senior Notes, 2025 CCH Senior Notes, 2027 CCH Senior Notes and 2029 CCH Senior Notes.  The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of these senior notes and other similar instruments.

(2)

The Level 3 estimated fair value was calculated based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including interest rates based on debt issued by parties with comparable credit ratings to us and inputs that are not observable in the market.

(3)

Includes CCH Credit Facility and CCH Working Capital Facility.  The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.

NOTE 10—DEBT

As of December 31, 2019 and 2018, our debt consisted of the following (in thousands):

	December 31,
	2019	2018
Long-term debt
7.000% Senior Secured Notes due 2024 (“2024 CCH Senior Notes”)	$1,250,000	$1,250,000
5.875% Senior Secured Notes due 2025 (“2025 CCH Senior Notes”)	1,500,000	1,500,000
5.125% Senior Secured Notes due 2027 (“2027 CCH Senior Notes”)	1,500,000	1,500,000
4.80% Senior Secured Notes due 2039 (“4.80% CCH Senior Notes”)	727,000	—
3.925% Senior Secured Notes due 2039 (“3.925% CCH Senior Notes”)	475,000	—
3.700% Senior Secured Notes due 2029 (“2029 CCH Senior Notes”)	1,500,000	—
CCH Credit Facility	3,282,655	5,155,737
Unamortized debt issuance costs	(141,175)	(160,185)
Total long-term debt, net	10,093,480	9,245,552

Current debt
$1.2 billion CCH Working Capital Facility (“CCH Working Capital Facility”)	—	168,000
Total debt, net	$10,093,480	$9,413,552

Below is a schedule of future principal payments that we are obligated to make, based on current construction schedules, on our outstanding debt at December 31, 2019 (in thousands):

Years Ending December 31,	Principal Payments
2020	$—
2021	134,973
2022	118,507
2023	132,859
2024	4,146,316
Thereafter	5,702,000
Total	$10,234,655

Senior Notes

CCH Senior Notes

In September 2019, we issued an aggregate principal amount of $727 million of the 4.80% CCH Senior Notes in a private placement conducted pursuant to Section 4(a)(2) of the Securities Act.  The 4.80% CCH Senior Notes were issued under an indenture dated as of September 27, 2019 pursuant to a note purchase agreement with the purchasers party thereto and Allianz Global Investors GmbH, as noteholder consultant, originally entered into in June 2019.  In October 2019, we issued an aggregate principal amount of $475 million of the 3.925% CCH Senior Notes in a private placement conducted pursuant to Section 4(a)(2) of the Securities Act.  The 3.925% CCH Senior Notes were issued under an indenture dated October 17, 2019 pursuant to a note purchase agreement with the purchasers party thereto and certain accounts managed by BlackRock Real Assets and certain accounts managed by MetLife Investment Management.  The 4.80% CCH Senior Notes and the 3.925% CCH Senior Notes accrue interest at a fixed rate of 4.80% and 3.925% per annum, respectively, and are fully amortizing according to a fixed sculpted amortization schedule with semi-annual payments of interest starting December 2019 and semi-annual payments of principal starting June 2027.  The 4.80% CCH Senior Notes and the 3.925% CCH Senior Notes have a weighted average life of 15 years.

In November 2019, we issued an aggregate principal amount of $1.5 billion of the 2029 CCH Senior Notes.  The 2029 CCH Senior Notes were issued pursuant to the same indenture governing the 2024 CCH Senior Notes, 2025 CCH Senior Notes and 2027 CCH Senior Notes (together with the 2029 CCH Senior Notes, the "144A CCH Senior Notes").  Borrowings under the 2029 CCH Senior Notes accrue interest at a fixed rate of 3.700% per annum.

The proceeds of the 4.80% CCH Senior Notes, 3.925% CCH Senior Notes and 2029 CCH Senior Notes were used to prepay a portion of the balance outstanding under the CCH Credit Facility, resulting in the recognition of debt modification and extinguishment costs of $38.7 million for the year ended December 31, 2019 relating to the write off of unamortized debt discounts and issuance costs.

The 144A CCH Senior Notes, 4.80% CCH Senior Notes and 3.925% CCH Senior Notes (collectively, the “CCH Senior Notes”) are jointly and severally guaranteed by our subsidiaries, CCL, CCP and CCP GP (the “Guarantors”).  The indentures governing each of the CCH Senior Notes contain customary terms and events of default and certain covenants that, among other things, limit our ability and the ability of our restricted subsidiaries to: incur additional indebtedness or issue preferred stock; make certain investments or pay dividends or distributions on membership interests or subordinated indebtedness or purchase, redeem or retire membership interests; sell or transfer assets, including membership or partnership interests of our restricted subsidiaries; restrict dividends or other payments by restricted subsidiaries to us or any of our restricted subsidiaries; incur liens; enter into transactions with affiliates; dissolve, liquidate, consolidate, merge, sell or lease all or substantially all of the properties or assets of us and our restricted subsidiaries taken as a whole; or permit any Guarantor to dissolve, liquidate, consolidate, merge, sell or lease all or substantially all of its properties and assets.  Interest on the CCH Senior Notes is payable semi-annually in arrears.

At any time prior to six months before the respective dates of maturity for each of the CCH Senior Notes, we may redeem all or part of such series of the CCH Senior Notes at a redemption price equal to the “make-whole” price set forth in the appropriate indenture, plus accrued and unpaid interest, if any, to the date of redemption.  At any time within six months of the respective dates of maturity for each of the CCH Senior Notes, we may redeem all or part of such series of the CCH Senior Notes, in whole or in part, at a redemption price equal to 100% of the principal amount of the CCH Senior Notes to be redeemed, plus accrued and unpaid interest, if any, to the date of redemption.

Credit Facilities

Below is a summary of our credit facilities outstanding as of December 31, 2019 (in thousands):

	CCH Credit Facility	CCH Working Capital Facility
Original facility size	$8,403,714	$350,000
Incremental commitments	1,565,961	850,000
Less:
Outstanding balance	3,282,655	—
Commitments terminated	6,687,020	—
Letters of credit issued	—	470,784
Available commitment	$—	$729,216

Interest rate on available balance	LIBOR plus 1.75% or base rate plus 0.75%	LIBOR plus 1.25% - 1.75% or base rate plus 0.25% - 0.75%
Weighted average interest rate of outstanding balance	3.55%	n/a
Maturity date	June 30, 2024	June 29, 2023

CCH Credit Facility

In May 2018, we amended and restated the CCH Credit Facility to increase total commitments under the CCH Credit Facility from $4.6 billion to $6.1 billion.  Borrowings are used to fund a portion of the costs of developing, constructing and placing into service the three Trains and the related facilities of the Liquefaction Project and for related business purposes.

The CCH Credit Facility matures on June 30, 2024, with principal payments due quarterly commencing on the earlier of (1) the first quarterly payment date occurring more than three calendar months following the completion of the Liquefaction Project as defined in the common terms agreement and (2) a set date determined by reference to the date under which a certain LNG buyer linked to the last Train of the Liquefaction Project to become operational is entitled to terminate its SPA for failure to achieve the date of first commercial delivery for that agreement.  Scheduled repayments will be based upon a 19-year tailored amortization, commencing the first full quarter after the completion of Trains 1 through 3 and designed to achieve a minimum projected fixed debt service coverage ratio of 1.50:1.

Loans under the CCH Credit Facility accrue interest at a variable rate per annum equal to, at our election, LIBOR or the base rate (determined by reference to the applicable agent’s prime rate), plus the applicable margin.  The applicable margin for LIBOR loans is 1.75% and for base rate loans is 0.75%.  Interest on LIBOR loans is due and payable at the end of each applicable interest period and interest on base rate loans is due and payable at the end of each quarter.  The CCH Credit Facility also requires us to pay a commitment fee at a rate per annum equal to 40% of the margin for LIBOR loans, multiplied by the outstanding undrawn debt commitments.

Our obligations under the CCH Credit Facility are secured by a first priority lien on substantially all of our assets and our subsidiaries and by a pledge by CCH HoldCo I of its limited liability company interests in us, on a pari passu basis with the CCH Senior Notes and the CCH Working Capital Facility.

Under the CCH Credit Facility, we are required to hedge not less than 65% of the variable interest rate exposure of our senior secured debt.  We are restricted from making certain distributions under agreements governing our indebtedness generally until, among other requirements, the completion of the construction of Trains 1 through 3 of the Liquefaction Project, funding of a debt service reserve account equal to six months of debt service and achieving a historical debt service coverage ratio and fixed projected debt service coverage ratio of at least 1.25:1.00.

The amendment and restatement of the CCH Credit Facility resulted in the recognition of $15.3 million of debt modification and extinguishment costs during the year ended December 31, 2018 relating to the incurrence of third party fees and write off of unamortized debt issuance costs.  We were required to pay certain upfront fees to the agents and lenders under the CCH Credit Facility together with additional transaction fees and expenses in the aggregate amount of $53.3 million during the year ended December 31, 2018.

As part of the capital allocation framework announced by Cheniere in June 2019, we prepaid $152.8 million of outstanding borrowings under the CCH Credit Facility during the year ended December 31, 2019.  The prepayment resulted in the recognition of debt extinguishment costs of $2.6 million for the year ended December 31, 2019.

CCH Working Capital Facility

In June 2018, we amended and restated the CCH Working Capital Facility to increase total commitments under the CCH Working Capital Facility from $350 million to $1.2 billion.  The CCH Working Capital Facility is intended to be used for loans (“CCH Working Capital Loans”) and the issuance of letters of credit for certain working capital requirements related to developing and operating the Liquefaction Project and for related business purposes.  Loans under the CCH Working Capital Facility are guaranteed by the Guarantors.  We may, from time to time, request increases in the commitments under the CCH Working Capital Facility of up to the maximum allowed for working capital under the Common Terms Agreement that was entered into concurrently with the CCH Credit Facility.

Loans under the CCH Working Capital Facility, including CCH Working Capital Loans and loans made in connection with a draw upon any letter of credit (“CCH LC Loans” and collectively, the “Revolving Loans”) accrue interest at a variable rate per annum equal to LIBOR or the base rate (equal to the highest of (1) the prime rate, (2) the federal funds rate plus 0.50% and (3) one month LIBOR plus 0.50%) plus the applicable margin.  The applicable margin for LIBOR Revolving Loans ranges from 1.25% to 1.75% per annum, and the applicable margin for base rate Revolving Loans ranges from 0.25% to 0.75% per annum.  Interest on Revolving Loans is due and payable on the date the loan becomes due.  Interest on LIBOR Revolving Loans is due and payable at the end of each LIBOR period, and interest on base rate Revolving Loans is due and payable at the end of each quarter.

We pay (1) a commitment fee equal to an annual rate of 40% of the applicable margin for LIBOR Revolving Loans on the average daily amount of the excess of the total commitment amount over the principal amount outstanding, (2) a letter of credit fee equal to an annual rate equal to the applicable margin for LIBOR Revolving Loans on the undrawn portion of all letters of credit issued under the CCH Working Capital Facility and (3) a letter of credit fronting fee equal to an annual rate of 0.20% of the undrawn portion of all fronted letters of credit.  Each of these fees is payable quarterly in arrears.

If draws are made upon a letter of credit issued under the CCH Working Capital Facility and we do not elect for such draw (a “CCH LC Draw”) to be deemed a CCH LC Loan, we are required to pay the full amount of the CCH LC Draw on or prior to the business day following the notice of the CCH LC Draw.  A CCH LC Draw accrues interest at an annual rate of 2.00% plus the base rate.

We were required to pay certain upfront fees to the agents and lenders under the CCH Working Capital Facility together with additional transaction fees and expenses in the aggregate amount of $13.8 million during the year ended December 31, 2018.

The CCH Working Capital Facility matures on June 29, 2023 and we may prepay the Revolving Loans at any time without premium or penalty upon three business days’ notice and may re-borrow at any time.  CCH LC Loans have a term of up to one year.  We are required to reduce the aggregate outstanding principal amount of all CCH Working Capital Loans to zero for a period of five consecutive business days at least once each year.

The CCH Working Capital Facility contains conditions precedent for extensions of credit, as well as customary affirmative and negative covenants.  Our obligations under the CCH Working Capital Facility are secured by substantially all of our assets and the assets of the Guarantors as well as all of the membership interests in us and the membership interest in each of the Guarantors on a pari passu basis with the CCH Senior Notes and the CCH Credit Facility.

Restrictive Debt Covenants

As of December 31, 2019, we were in compliance with all covenants related to our debt agreements.

Interest Expense

Total interest expense consisted of the following (in thousands):

	Year Ended December 31,
	2019	2018	2017
Total interest cost	$538,677	$451,135	$360,932
Capitalized interest, including amounts capitalized as an Allowance for Funds Used During Construction	(260,642)	(451,135)	(360,932)
Total interest expense, net	$278,035	$—	$—

Fair Value Disclosures

The following table shows the carrying amount and estimated fair value of our debt (in thousands):

	December 31, 2019		December 31, 2018
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Senior notes (1)	$5,750,000	$6,329,200	$4,250,000	$4,228,750
4.80% CCH Senior Notes (2)	727,000	830,203	—	—
3.925% CCH Senior Notes (2)	475,000	495,291	—	—
Credit facilities (3)	3,282,655	3,282,655	5,323,737	5,323,737

(1)	Includes 144A CCH Senior Notes. The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of these senior notes and other similar instruments.
(2)

The Level 3 estimated fair value was calculated based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including interest rates based on debt issued by parties with comparable credit ratings to us and inputs that are not observable in the market.

(3)

Includes CCH Credit Facility and CCH Working Capital Facility.  The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.